Statements of Net Assets Available for Benefits - EBP 008 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
ASSETS:
Investments (Note 3)	$ 703,628,323	$ 607,996,443
Receivables:
Participants' contributions receivable	851,856	762,975
Employers' contributions receivable	867,045	724,206
Notes receivable from participants	8,549,239	8,125,678
Total assets	713,896,463	617,609,302
LIABILITIES:
Accrued administrative expenses	37,780	37,711
Excess contributions payable	13,051	8,514
Total liabilities	50,831	46,225
Net assets available for benefits	$ 713,845,632	$ 617,563,077